PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) as of April 30, 2020
Description	Shares	Value
Long-Term Investments 97.3%
Common Stocks
Aerospace & Defense 3.6%
Lockheed Martin Corp.	1,238	$481,656
Northrop Grumman Corp.	1,440	476,165
		957,821
Banks 4.7%
Bank of America Corp.	12,082	290,572
Citigroup, Inc.	6,129	297,624
JPMorgan Chase & Co.	3,635	348,088
PNC Financial Services Group, Inc. (The)	2,978	317,663
		1,253,947
Beverages 3.5%
Constellation Brands, Inc. (Class A Stock)	2,767	455,697
PepsiCo, Inc.	3,523	466,058
		921,755
Capital Markets 3.3%
CME Group, Inc.	1,427	254,305
Goldman Sachs Group, Inc. (The)	3,321	609,138
		863,443
Chemicals 2.0%
FMC Corp.	5,788	531,917
Commercial Services & Supplies 0.6%
Waste Management, Inc.	1,529	152,931
Communications Equipment 1.0%
Motorola Solutions, Inc.	1,809	260,152
Consumer Finance 1.2%
American Express Co.	3,407	310,889
Containers & Packaging 1.6%
AptarGroup, Inc.	3,852	412,472

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Diversified Consumer Services 0.6%
Service Corp. International	4,678	$171,870
Diversified Telecommunication Services 1.8%
Cogent Communications Holdings, Inc.	5,756	482,525
Electric Utilities 2.8%
American Electric Power Co., Inc.	3,134	260,467
Edison International	3,798	222,980
NextEra Energy, Inc.	1,099	254,001
		737,448
Electronic Equipment, Instruments & Components 1.1%
CDW Corp.	2,596	287,637
Entertainment 1.6%
Walt Disney Co. (The)	3,963	428,598
Equity Real Estate Investment Trusts (REITs) 7.1%
Alexandria Real Estate Equities, Inc.	1,331	209,087
Crown Castle International Corp.	2,739	436,678
Digital Realty Trust, Inc.	1,767	264,149
Equinix, Inc.	754	509,101
SBA Communications Corp.	1,625	471,120
		1,890,135
Food & Staples Retailing 1.5%
Walmart, Inc.	3,276	398,198
Food Products 1.2%
Hershey Co. (The)	2,351	311,343
Health Care Equipment & Supplies 3.9%
Abbott Laboratories	6,768	623,265
Stryker Corp.	2,278	424,688
		1,047,953
Health Care Providers & Services 1.5%
Humana, Inc.	1,016	387,929

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure 2.6%
McDonald’s Corp.	1,556	$291,843
Six Flags Entertainment Corp.	19,805	396,298
		688,141
Household Durables 1.6%
D.R. Horton, Inc.	9,052	427,435
Household Products 0.8%
Procter & Gamble Co. (The)	1,896	223,482
Industrial Conglomerates 0.6%
Honeywell International, Inc.	1,095	155,380
Insurance 1.0%
Marsh & McLennan Cos., Inc.	2,787	271,259
IT Services 1.9%
Automatic Data Processing, Inc.	834	122,339
Mastercard, Inc. (Class A Stock)	1,013	278,545
Paychex, Inc.	1,686	115,525
		516,409
Life Sciences Tools & Services 1.7%
Thermo Fisher Scientific, Inc.	1,332	445,794
Machinery 1.3%
Deere & Co.	2,416	350,465
Media 0.4%
Comcast Corp. (Class A Stock)	3,057	115,035
Metals & Mining 2.4%
Newmont Corp.	10,678	635,127
Multi-Utilities 1.6%
Dominion Energy, Inc.	2,571	198,301
Sempra Energy	1,822	225,655
		423,956

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 6.9%
Chevron Corp.	4,389	$403,788
Concho Resources, Inc.	4,829	273,901
Enbridge, Inc. (Canada)	5,376	164,936
TC Energy Corp. (Canada)	6,254	289,935
Williams Cos., Inc. (The)	36,453	706,095
		1,838,655
Pharmaceuticals 8.4%
AstraZeneca PLC (United Kingdom), ADR	11,384	595,156
Bristol-Myers Squibb Co.	8,356	508,128
Eli Lilly & Co.	4,332	669,900
Zoetis, Inc.	3,463	447,801
		2,220,985
Road & Rail 1.0%
Norfolk Southern Corp.	1,569	268,456
Semiconductors & Semiconductor Equipment 10.1%
ASML Holding NV (Netherlands)	2,005	578,302
Intel Corp.	6,008	360,360
Lam Research Corp.	1,570	400,790
NVIDIA Corp.	2,425	708,779
QUALCOMM, Inc.	2,915	229,323
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	7,479	397,359
		2,674,913
Software 4.3%
Intuit, Inc.	1,778	479,722
Microsoft Corp.	3,617	648,203
		1,127,925
Specialty Retail 1.5%
Home Depot, Inc. (The)	1,823	400,750
Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc.	2,844	835,567

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Tobacco 1.5%
Altria Group, Inc.	10,199	$400,311

Total Long-Term Investments (cost $22,905,188)		25,829,008

Short-Term Investment 3.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $957,092)(w)	957,092	957,092

TOTAL INVESTMENTS 100.9% (cost $23,862,280)		26,786,100
Liabilities in excess of other assets (0.9)%		(246,187)

Net Assets 100.0%		$26,539,913

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).